Income Tax Expense (Tables)	12 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
Summary of Effective Income Tax Rate Reconciliation
A reconciliation of the statutory income tax rate to the Group’s effective income tax rate is as follows:

	Year Ended June 30, 2022 $’000	Year Ended June 30, 2021 $’000	Year Ended June 30, 2020 $’000
Tax at the statutory tax rate of 30%	(38,263)	(18,928)	(10,333)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Foreign tax rate differential	563	321	466
Non-deductible items	6,778	3,389	504
Current year tax losses and temporary difference not recognized	30,902	15,207	9,363

Effective income tax	(20)	(11)	—

Schedule of Net Deferred Tax Assets
Net deferred tax assets as of June 30, 2022, 2021 and 2020 consisted of the following:

	As of June 30, 2022 $’000	As of June 30, 2021 $’000
Deferred tax assets
Unused tax losses	62,717	36,797
Employee entitlements	1,294	650
Warranties	1,571	1,178
Lease liabilities	8,871	6,173
Other	3,987	5,262

Total deferred tax assets	78,440	50,060

Deferred tax liabilities
Right of use assets	(7,392)	(5,476)

Total deferred tax liabilities	(7,392)	(5,476)

Valuation allowance applied	(71,048)	(44,584)

Net deferred tax assets	—	—

	As of June 30, 2022 $’000	As of June 30, 2021 $’000
Changes in deferred taxation allowance
Opening balance – July 1	(44,584)	(25,989)
(Increase) in deferred tax assets (excluding losses)	(25,901)	(15,818)
Other movements including foreign currency and rate differential	(563)	(2,777)
Valuation allowance on tax losses	(71,048)	(44,584)

Schedule of Reconciliation of Valuation Allowance